Supplement dated September 4, 2025
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia ETF Trust I
Columbia Select Technology ETF	2/28/2025
Effective immediately, the portfolio manager information under the heading “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Rahul Narang	Senior Portfolio Manager	Portfolio Manager	2024
Also effective immediately, the portfolio manager information under the heading "Primary Service Provider Contracts - Portfolio Managers" in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Rahul Narang	Senior Portfolio Manager	Portfolio Manager	2024
Mr. Narang joined the Investment Manager in 2012. Mr. Narang began his investment career in 1994 and earned a B.S. in business administration from California Polytechnic State University.
Shareholders should retain this Supplement for future reference.
SUP321_10_005_(09/25)